Trade receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Trade and other current receivables [abstract]
Trade receivables	€ 42,814	€ 32,346		€ 42,509
Allowance for doubtful accounts	(1,273)	(1,475)		(1,532)
Total	€ 41,541	€ 30,871	[1]	€ 40,977

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.